Acquisition of Interest and Control	12 Months Ended
Dec. 31, 2025
Acquisition of Interest and Control
Acquisition of Interest and Control
27. Acquisition of Interest and Control

a. Acquisition of service stations from Pão de Açúcar Group by subsidiary Millennium

On June 10, 2024, through its subsidiary Centro de Conveniências Millenium Ltda., the Company signed a contract for the acquisition of 49 service stations from Pão de Açúcar Group, located in the state of São Paulo, for R$ 130,000 plus working capital adjustments. CADE approved the transaction on July 22, 2024. On August 13, 2024, R$ 90,000 was paid as an advance.

During the year ended December 31, 2025, the acquisition of 18 out of 49 service stations was completed for a total amount of R$ 46,286, of which R$ 31,086 had previously been paid as an advance.

b. Hidrovias do Brasil S.A.

In 2023, the Company began the process of acquiring an interest in Hidrovias do Brasil S.A. (“Hidrovias”), through the purchase of a 4.99% direct interest and a 4.99% indirect interest, through Total Return Swaps (“TRS”), recognized as financial asset and measured at fair value in accordance with IFRS 9. On March 18, 2024, the Company contributed its direct interest to its subsidiary Ultra Logística Ltda. and settled the TRS. From this date, all transactions have been carried out through subsidiary Ultra Logística Ltda.

On May 7, 2024, subsidiary Ultra Logística completed the purchase of 128,369,488 shares from Hidrovias, which represented 16.88% of its share capital, at a cost of R$ 3.98/share. Also in May 2024, when obtaining sufficient evidence demonstrating its power to exert significant influence on decisions regarding Hidrovias' financial and operational policies, subsidiary Ultra Logística began to recognize its interest in Hidrovias as an investment in an associate with significant influence, in accordance with IAS 28.

Subsequently, throughout the first quarter of 2025, subsidiary Ultra Logística acquired additional shares of Hidrovias through trading on the Stock Exchange (“B3”) in the amount of R$ 7,373. With these acquisitions, Ultra Logística's interest in Hidrovias reached 42.26% of the share capital.

In the second quarter of 2025, Ultra Logística acquired a total of 99,790,131 shares of Hidrovias for R$159,171. Of this amount, 17,103,100 refer to common shares (HBSA3), in the amount of R$ 43,206, and 82,687,031 correspond to subscription rights (HBSA1 and HBSA9), in the amount of R$ 115,965, all linked to the capital increase in Hidrovias.

The acquisition of control occurred in May 2025, with the approval of the capital increase in Hidrovias. On that occasion, the share capital of Hidrovias was increased by R$ 1,200,000 with the issuance of 600,000,000 shares, rising from R$ 1,359,469 (760,382,643 shares) to R$ 2,559,469 (1,360,382,643 shares). Therefore, with the conversion of subscription rights (HBSA1 and HBSA9) into common shares (HBSA3), Ultra Logística now holds 682,252,831 common shares, representing 50.15% of the total share capital of Hidrovias, thus consolidating the acquisition of corporate control.

The Company, based on applicable accounting standards and with the support of a company specialized in valuations, calculated the definitive amounts for the allocation of the Purchase Price Allocation (PPA), with the identification of assets acquired and liabilities assumed measured at fair value and the recognition of the final goodwill in the amount of R$ 341,084. Additionally, the Company does not expect the tax amortization of revaluation of assets and liabilities remeasured at fair value. Therefore, the deferred income tax liability is recognized on the capital gains and losses recorded.

The table below summarizes the balances of assets acquired and liabilities assumed at the acquisition date recognized at fair value:

Assets
Cash and cash equivalents	1,155,510
Bonds and other securities	1,171
Trade receivables	119,082
Inventories	168,889
Recoverable taxes	198,360
Prepaid expenses	65,607
Related parties	5,825
Other receivables	137,093
Assets of subsidiaries held for sale	736,540
Escrow deposits	67,375
Deferred tax assets	74,730
Other investments	121,710
Property, plant and equipment, net	4,419,200
Intangible assets, net	912,191
Right-of-use asset, net	331,202
Derivative instruments	6,270
Liabilities
Loans and financing	3,331,412
Trade payables	104,490
Salaries and related charges	46,246
Taxes payable, income and social contribution taxes payable	126,869
Deferred tax liabilities	581,271
Legal claims	36,962
Advances from customers	7,365
Leases payable	286,778
Other payables	119,491
Liabilities of subsidiaries held for sale	500,708
Derivative instruments	52,643
Goodwill based on expected future profitability	341,084
Non-controlling interests(1)	1,658,270
Assets and liabilities consolidated in the opening balance	2,009,334

Assets acquired	4,273,159
Liabilities assumed	(2,604,909)
Goodwill based on expected future profitability	341,084
Final investment in 50.15% interest	2,009,334

Reversal of the non-cash effect of the acquisition
Gain on acquisition of control of associate	(113,655)
Share of profit (loss) of subsidiaries, joint ventures and associates before acquisition of control	148,518
Acquisition value - cash	2,044,197

Cash and cash equivalents acquired	(1,155,510)
Net cash from transaction	888,687

(1)	The non-controlling interest is determined based on the net value of assets and liabilities on the acquisition date, considering the proportion of 49.85%.

The gain in the acquisition of control of an associate results from the change in its corporate classification, from associate to subsidiary, after a series of acquisitions in stages with the objective of acquiring control. Until then, the investment was accounted for under the equity method, in accordance with IAS 28. With the acquisition of control, assets, liabilities, revenues and expenses are fully consolidated, in accordance with IFRS 10. In line with the provisions of IFRS 3, the previously held interest was measured at fair value on the acquisition date, and the effects of this revaluation were recognized in the investment goodwill, as required by the accounting standard. In view of the various stages of acquisitions of Hidrovias, two revaluation effects were recognized on the investment goodwill, as shown in the table below:

Revaluation of investment
Revaluation of investment (from financial asset to associate) - IFRS 9 / IAS 28 (1)	66,267
Revaluation of investment (from associate to subsidiary) - IAS 28 / IFRS 3 (2)	47,388
Gain on acquisition of control of associate	113,655
Write-off of accumulated effects in equity before control - IAS 28 / IFRS 3 (2)	43,717
Total	157,372

(1)	Transition from financial asset to investment in associate, recognized in May 2024 in financial results.
(2)	Transition from investment in associate to investment in subsidiary, recognized in May 2025 under the equity method. Additionally, as provided for in the applicable accounting standard, the accumulated balances in other comprehensive income, recorded since the significant influence was obtained, were fully reversed to profit or loss for the year. The total impact of the transition was R$ 91,105.

After acquiring control of Hidrovias, the Company, through its subsidiary, acquired additional interests. Such acquisitions do not fall within the scope of business combinations for the purposes of price and goodwill allocation. Therefore, the difference between the price paid and the equity value of the shares acquired was recorded in equity, under acquisition of shares from shareholders. Through these additional acquisitions, the interest in Hidrovias on December 31, 2025 was 58.72%.

From the date of acquisition until December 31, 2025, Hidrovias contributed to the Company with net revenue of R$ 1,670,615 and net loss of R$ 112,812. If the acquisition had taken place on January 1, 2025, the Company would have consolidated net revenue of R$ 143,156,825 and net income of R$ 2,488,436.

c. Ultragaz Comercializadora de Energia (formerly WTZ Participações S.A.)

On September 1, 2024, through its subsidiary Cia Ultragaz, the Company acquired 51.7% of the voting capital of Ultragaz Comercializadora (formerly WTZ Participações S.A.), qualifying the transaction as a business combination as defined in IFRS 3 – Business Combinations. This acquisition is in line with Ultragaz's strategy to expand its offering of energy solutions to its customers, leveraging on its capillarity, commercial strength, brand and extensive base of corporate and residential customers.

Ultragaz Comercializadora was founded in 2015 and its main activities are the sale of electric energy in the free market and energy management, with a national presence.

The initial payment, including the capital contribution in the amount of R$ 49,490, totaled R$ 104,490. During the period, amounts relating to contingent consideration were paid, totaling R$ 45,115. The remaining transaction amount of R$ 269 was recorded under “Other payables”. The Company, based on applicable accounting standards and supported by an independent appraisal firm, calculated the definitive amounts for the purchase price allocation as of September 30, 2025, and determined the final goodwill in the amount of R$ 42,260.

The following table summarizes the consolidated balances of assets acquired and liabilities at the acquisition date, recognized at fair value:

Assets
Cash and cash equivalents	5,399
Trade receivables	33,168
Recoverable taxes	3,036
Prepaid expenses	170
Other receivables	306
Other investments	5
Property, plant and equipment, net	1,684
Intangible assets, net	19,504
Derivative instruments	209,348
Liabilities
Loans and financing	68
Trade payables	27,541
Salaries and related charges	2,211
Taxes payable, income and social contribution taxes payable	80,918
Other payables	3,221
Goodwill based on expected future profitability	42,260
Non-controlling interests	76,633
Assets and liabilities consolidated in the opening balance	124,288
Assets acquired	140,945
Liabilities assumed	58,917
Goodwill based on expected future profitability	42,260
Acquisition value	124,288
Comprised by:
Cash	55,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	23,904
Contingent consideration settled	45,115
Contingent consideration to be settled	269
Total consideration	124,288
Net cash outflow resulting from acquisition
Initial consideration in cash	55,000
Contingent consideration settled	45,115
Contingent consideration to be settled	269
Cash and cash equivalents acquired	(5,399)
Acquisition value	94,985

d. Petrovila Combustíveis S.A

On December 1, 2025, Neodiesel Ltda., indirect subsidiary of Ultrapar Participações S.A., completed the acquisition of 60% of the capital of Petrovila Combustíveis S.A. (“Petrovila”), qualifying the transaction as a business combination as defined in IFRS 3 – Business Combinations.

Petrovila is headquartered in Betim/MG and has a consolidated presence in the state of Minas Gerais, operating in the Transporter-Reseller-Retailer (TRR) segment, carrying out the commercialization and transportation of bulk fuels to end consumers.

The initial payment by capital contribution was R$ 50,000. The remaining amount of R$ 22,199 was recorded under “Other payables” and will be paid after the contractual clauses have been fulfilled.

The Company, based on applicable accounting standards and supported by an independent appraisal firm, is determining the statement of financial position as at the acquisition date, the fair value of assets and liabilities and, consequently, goodwill. The provisional goodwill determined is R$ 34,934. The purchase price allocation (“PPA”) will be completed in 2026.

The table below summarizes the consolidated balances of assets acquired and liabilities at the acquisition date, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	23,865
Trade receivables	30,310
Inventories	1,546
Recoverable taxes	33,353
Prepaid expenses	116
Other receivables	246
Right-of-use assets	729
Property, plant and equipment, net	25,982
Liabilities
Loans and financing	11,482
Trade payables	39,032
Salaries and related charges	1,445
Taxes payable, income and social contribution taxes payable	68
Leases payable	811
Other payables	1,201
Goodwill based on expected future profitability	34,934
Non-controlling interests	24,843
Assets and liabilities consolidated in the opening balance	72,199

Assets acquired	69,688
Liabilities assumed	32,423
Goodwill based on expected future profitability	34,934
Acquisition value	72,199
Comprised by
Acquisition of ownership interest via capital contribution (as non-controlling interests)	50,000
Contingent consideration to be settled	22,199
Total consideration	72,199
Net cash outflow resulting from acquisition
Initial consideration in cash	(50,000)
Cash and cash equivalents acquired	23,865
Acquisition value	(26,135)

e. Neoagro Diesel S.A

On November 17, 2025, Neodiesel Ltda., indirect subsidiary of Ultrapar Participações S.A., completed the acquisition of 60% of the capital of Neoagro Diesel S.A. (“Neoagro”), qualifying the transaction as a business combination as defined in IFRS 3 – Business Combinations.

Neoagro is headquartered in Uruçuí, in the state of Piauí, and operates predominantly in that state in the Transporter-Reseller-Retailer (TRR) segment, carrying out the commercialization and transportation of bulk fuels to end consumers.

The initial payment totaled R$ 39,915, including a contribution of R$ 11,023. The remaining amount of R$ 30,566 was recorded under “Other payables” and will be paid after the contractual clauses have been fulfilled.

The Company, based on applicable accounting standards and supported by an independent appraisal firm, is determining the statement of financial position as at the acquisition date, the fair value of assets and liabilities and, consequently, goodwill. The provisional goodwill determined is R$ 62,833. The purchase price allocation (PPA) will be completed in 2026.

The following table summarizes the consolidated balances of assets acquired and liabilities at the acquisition date, subject to adjustment for purchase price allocation and goodwill determination:

Assets
Cash and cash equivalents	3,000
Property, plant and equipment, net	9,747

Liabilities	-

Goodwill based on expected future profitability	62,833
Non-controlling interests	5,099
Assets and liabilities consolidated in the opening balance	70,481

Assets acquired	7,648
Liabilities assumed	-
Goodwill based on expected future profitability	62,833

Acquisition value	70,481

Comprised by
Cash	28,892
Acquisition of ownership interest via capital contribution (as non-controlling interests)	11,023
Contingent consideration to be settled	30,566
Total consideration	70,481

Net cash outflow resulting from acquisition
Initial consideration in cash	(39,915)
Cash and cash equivalents acquired	3,000
Acquisition value	(36,915)

f. Serra Diesel Transportador Revendedor Retalhista Ltda.

On September 1, 2023, through subsidiary Ultrapar Mobilidade Ltda., the Company acquired 60% of the voting share capital of Serra Diesel Transportador Revendedor Retalhista Ltda. (“Serra Diesel”), qualifying the transaction as a business combination as defined in IFRS 3 – Business Combinations. The acquisition complements Ultrapar's operations in the mobility and liquid fuel distribution segment.

Serra Diesel was established in 2006 and its main activity is the fuel trade carried out by a wholesale carrier-reseller-retailer, with presence in the southern region of Brazil.

The initial payment, including the capital contribution in the amount of R$ 16,193, totaled R$ 21,193. The remaining amount of R$ 4,816 was recorded under “Other payables” and paid after the contractual clauses have been fulfilled. The Company, based on applicable accounting standards and supported by an independent appraisal firm, calculated the definitive amounts for the purchase price allocation as of August 31, 2024, and determined the final goodwill in the amount of R$ 1,413.

The table below summarizes the consolidated balances of assets acquired and liabilities at the acquisition date recognized at fair value:

Assets
Cash and cash equivalents	1,719
Trade receivables	28,475
Inventories	9,128
Recoverable taxes	2,551
Other receivables	55

Other investments	298
Right-of-use assets, net	25,500
Property, plant and equipment, net	41,938
Intangible assets, net	11,634

Liabilities
Loans and financing	17,337
Trade payables	26,965
Salaries and related charges	1,933
Taxes payable, income and social contribution taxes payable	376
Leases payable	25,500
Other payables	8,194

Goodwill based on expected future profitability	1,413
Non-controlling interests	16,397
Assets and liabilities consolidated in the opening balance	26,009

Assets acquired	72,779
Liabilities assumed	48,183
Goodwill based on expected future profitability	1,413

Acquisition value
Comprised by
Cash	5,000
Acquisition of ownership interest via capital contribution (as non-controlling interests)	16,193
Contingent consideration settled	4,816
Total consideration	26,009

Initial consideration in cash	(5,000)
Contingent consideration settled	(4,816)
Cash and cash equivalents acquired	1,720
Total	(8,096)

g. Opla - Terminal de Combustíveis Paulínia S.A.

On July 1, 2023, through its subsidiary Ultracargo Logística S.A., the Company acquired a 50% interest in Terminal de Combustíveis Paulínia S.A. (“Opla”), qualifying the transaction as an acquisition of a joint venture as defined in IAS 28 (Investments in Associates and Joint Ventures) and IFRS 11 (- Joint Arrangements). The acquisition of interest in Opla marked Ultracargo's entry into the inland liquid bulk storage and logistics segment, integrated with port terminals, in line with its growth plan. With the acquisition, Ultracargo and BP Biofuels Brazil Investments Ltd. (“BP”) become joint ventures of Opla.

The total amount of the operation is R$ 237,500 subject to working capital and net debt adjustments. The purchase price includes the transaction amount, including estimated working capital and net debt adjustments. The transaction was paid in a single installment of R$ 210,096 on July 1, 2023. The Company, based on applicable accounting standards and supported by an independent appraisal firm, calculated the definitive amounts for the purchase price allocation as of June 30, 2024, and determined the final goodwill in the amount of R$ 117,306.

The following table summarizes the balances of assets acquired and liabilities at fair value at the acquisition date, including goodwill determination:

Assets
Cash and cash equivalents	3,248
Trade receivables	6,107
Recoverable taxes	402
Other receivables and other assets	1,057

Property, plant and equipment, net	248,951
Intangible assets, net	10,441

Liabilities
Loans and financing	44,568
Trade payables	911
Salaries and related charges	1,430
Taxes payable, income and social contribution taxes payable	13,974
Other payables	23,743

Fair value of investee’s assets and liabilities	185,580

Fair value of assets and liabilities according to Ultracargo's interest	92,790
Goodwill based on expected future profitability	117,306
Acquisition value	210,096

The goodwill determined on the operation is based on the expected future profitability and on the synergy with the operations of Ultracargo, supported by the appraisal report, after allocation of the identified assets. The goodwill is expected to be deductible for income tax purposes.

In the process of identifying assets and liabilities, intangible assets that were not recognized in the books of the acquired entity were also considered, as shown below:

	R$	Useful Life	Amortization method
Licenses	612	5 years	Straight line
Customer list and relationship	4,609	6 years	Straight line
Total	5,221